Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Apr. 06, 2017	Jan. 26, 2015	Apr. 22, 2014	Aug. 17, 2011	Nov. 21, 2002	Mar. 01, 1999
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (17.2)	$ (14.8)
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(1.5)					$ (5.1)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(2.6)							$ (4.2)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)	3.5						$ 5.1
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(1.5)				$ (1.6)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss)	(11.9)			$ (12.9)
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (7.8)		$ (8.0)